Financial Instruments carried at Fair Value - Carrying Value of The Financial Instruments held at Fair Value (Detail: Text Values) € in Billions	Jun. 30, 2023 EUR (€)
Carrying Value of The Financial Instruments held at Fair Value
Transfers from Level 1 to Level 2, assets	€ 3.6
Transfers from Level 1 to Level 2, liabilities	1.5
Transfers from Level 2 to Level 1, assets	4.1
Transfers from Level 2 to Level 1, liabilities	€ 1.8